Acquisition of Judith Ripka Trademarks (Details Textual) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 03, 2014	Apr. 01, 2015	Oct. 01, 2014	Apr. 02, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Assets Acquisition [Line Items]
Payments to Acquire Productive Assets					$ 14,000	$ 0	$ 30,878,000	$ 0
Proceeds from Issuance of Long-term Debt, Total							19,000,000	$ 13,000,000
Installment One [Member] | Scenario, Forecast [Member]
Assets Acquisition [Line Items]
Payments to Acquire Productive Assets			$ 1,000,000
Installment Two [Member] | Scenario, Forecast [Member]
Assets Acquisition [Line Items]
Payments to Acquire Productive Assets		$ 1,200,000
Judith Ripka Trademarks [Member]
Assets Acquisition [Line Items]
Payments to Acquire Productive Assets	$ 12,000,000
Stock Issued During Period, Shares, Purchase of Assets	571,429
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 001
Assets Acquisition Purchase Price Allocation							24,790,000
Maximum Earn-Outs Payable							$ 5,000,000
Debt Instrument, Maturity Date, Description							five year term
Assets Acquisition Direct Transaction Expenses							$ 390,000
Judith Ripka Trademarks [Member] | Chief Design Officer [Member]
Assets Acquisition [Line Items]
Base Salary				$ 750,000
Non Accountable Expenses				114,000
Payments for Rent, Monthly				$ 1,000
Annual Cash Bonus Percentage							10.00%
Royalty Revenue, Total							$ 6,000,000
Judith Ripka Trademarks [Member] | Installment One [Member]
Assets Acquisition [Line Items]
Proceeds from Issuance of Long-term Debt, Total							900,000
Judith Ripka Trademarks [Member] | Installment Two [Member]
Assets Acquisition [Line Items]
Proceeds from Issuance of Long-term Debt, Total							1,300,000
Ripka Seller Notes [Member]
Assets Acquisition [Line Items]
Debt Instrument, Face Amount	$ 6,000,000
Royalty Revenue, Total							$ 6,000,000
Parent Company [Member] | Judith Ripka Trademarks [Member]
Assets Acquisition [Line Items]
Percentage of Common Stock Issued and Outstanding	0.00%